Goodwill (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill
	Six months ended	Year ended
	June 30,	December 31,
	2017	2016
	(in thousands)

Opening balance	$616,088	$588,434
Current period acquisitions (Note 3)	-	34,576
Prior period acquisitions (Note 3)	-	7,689
Foreign exchange movement	9,430	(14,611)

Closing balance	$625,518	$616,088